Significant Accounting Policies (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Significant Accounting Policies [Abstract]
Significant Accounting Policies
1. Significant Accounting Policies

Basis of Presentation

The unaudited interim condensed consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and pursuant to the requirements for reporting on Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, the unaudited interim condensed consolidated financial statements reflect all adjustments, which are of a normal recurring nature, necessary for the fair presentation of financial position, results of operations, and cash flows of Morgan for the interim periods presented and are not necessarily indicative of a full year’s results.

The interim condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, G.research, from the date of the Merger with retrospective application. Intercompany accounts and transactions have been eliminated.

These interim condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements included in our annual report on Form 10-K for the year ended December 31, 2019.

On June 10, 2020, the Company completed a 1-for-100 reverse stock split of the Company's outstanding common stock (the "Reverse Stock Split"). As a result of the Reverse Stock Split, the Company's issued and outstanding common stock decreased from 60,009,005 shares to 600,090. The par value of the common stock was not adjusted as a result of the Reverse Stock Split. Accordingly, unless otherwise noted, all share and per share information as well as common stock and additional paid in capital balances contained in the consolidated financial statements and related footnotes have been restated to retroactively show the effect of the Reverse Stock Split.

Use of Estimates

The Company’s financial statements are prepared in accordance with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during that reporting period. Actual results could differ from those estimates.

Recent Accounting Developments

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842) (“ASU 2016-02”), which amends the guidance in U.S. GAAP for the accounting for leases. ASU 2016-02 requires a lessee to recognize assets and liabilities arising from most operating leases in the consolidated statements of financial condition. The Company adopted this ASU effective January 1, 2019 with no material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Accounting for Financial Instruments - Credit Losses (Topic 326) (“ASU 2016-13”), which requires an organization to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Currently, U.S. GAAP requires an “incurred loss” methodology that delays recognition until it is probable a loss has been incurred. Under ASU 2016-13, the allowance for credit losses must be deducted from the amortized cost of the financial asset to present the net amount expected to be collected. The consolidated statements of operations will reflect the measurement of credit losses for newly recognized financial assets as well as the expected increases or decreases of expected credit losses that have taken place during the period. In November 2019, the FASB issued ASU 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), Leases (Topic 842): Effective Dates (ASU 2019-10), which deferred the effective date of this guidance for smaller reporting companies for three years. This guidance is effective for the Company on January 1, 2023 and requires a modified retrospective transition method, which will result in a cumulative-effect adjustment in retained earnings upon adoption. Early adoption is permitted. The Company is currently assessing the potential impact of this new guidance on the Company’s consolidated financial statements.

B. Significant Accounting Policies

On June 10, 2020, the Company completed a 1-for-100 reverse stock split of the Company's outstanding common stock (the "Reverse Stock Split"). As a result of the Reverse Stock Split, the Company's issued and outstanding common stock decreased from 60,009,005 shares to 600,090. The par value of the common stock was not adjusted as a result of the Reverse Stock Split.  Accordingly, unless otherwise noted, all share and per share information as well as common stock and additional paid in capital balances contained in the consolidated financial statements and related footnotes have been restated to retroactively show the effect of the Reverse Stock Split.

Consolidated Financial Statements

All intercompany transactions and balances have been eliminated. The Company consolidated the subsidiary from the date of the Merger with retrospective application.

Segment Analysis

The Company is one segment for reporting purposes.

Cash and Cash Equivalents

The Company held an investment in an affiliated money market mutual fund which is invested solely in U.S. Treasuries.

Securities Owned, at Fair Value

Securities owned, at fair value, including common stocks, closed-end funds and mutual funds, are recorded at fair value with the resulting realized and unrealized gains and losses reflected in principal transactions in the Consolidated Statements of Operations. Realized gains and losses from securities transactions are recorded on the identified cost basis. All securities transactions and transaction costs are recorded on a trade date basis. Dividends are recorded on the ex-dividend date. Interest income and interest expense are accrued as earned or incurred.

Deposits with Clearing Organizations

Deposits with clearing organizations is restricted cash held at the clearing organizations.

Fair Value of Financial Instruments

The carrying amounts of all financial instruments in the Consolidated Statements of Financial Condition approximate their fair values.

The Company’s financial instruments have been categorized based upon a fair value hierarchy:

•	Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 1 assets include cash equivalents.

•
Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.  As of and during the years ended December 31, 2019 and 2018, there were no Level 2 securities owned.

•
Level 3 inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.  These assets include infrequently traded common stocks.  As of and during the years ended December 31, 2019 and 2018, there were no Level 3 securities owned.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.  Investments are transferred into and out of any level at their beginning period values.

The availability of observable inputs can vary from instrument to instrument and is affected by a wide variety of factors, including, for example, the type of instrument, whether the instrument is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized as Level 3.

In the absence of a closing price, an average of the bid and ask is used.  Bid prices reflect the highest price that market participants are willing to pay for an asset.  Ask prices represent the lowest price that market participants are willing to accept for an asset.

Cash equivalents – Cash equivalents consist of an affiliated money market mutual fund, which is invested solely in U.S. Treasuries.  Cash equivalents are valued using the mutual fund’s net asset value (“NAV”) to measure fair value.  Accordingly, cash equivalents are categorized in Level 1 of the fair value hierarchy.

Receivables from Affiliates/Payables to Affiliates

Receivables from affiliates consist of receivables from certain affiliates for expenses paid on their behalf.  In 2019, payables to affiliates are primarily comprised of sales manager fees and expenses paid on behalf of the Company due to AC.  In 2018, payables to affiliates are primarily comprised of estimated taxes due to AC.  See Notes D and G.

Revenue from Contracts with Customers

See Note C.

Dividends and Interest

Dividends are recorded on the ex-dividend date.  Interest income and interest expense are accrued as earned or incurred.  These amounts are not related to contracts with customers.

Depreciation

Fixed assets are recorded at cost and depreciated using the straight-line method over their estimated useful lives of four to seven years.

Allocated Expenses

The Company is charged or incurs certain overhead expenses that are included in general and administrative and occupancy and equipment expenses in the Consolidated Statements of Operations.  These overhead expenses are allocated to the Company by AC and other AC affiliates or allocated by the Company to other AC affiliates as the expenses are incurred, based upon methodologies periodically reviewed by the management of the Company and the AC affiliates.  In addition, Gabelli & Company Investment Advisers, Inc. (“GCIA”), a wholly – owned subsidiary of AC, and GAMCO Investors, Inc. (“GBL”) serve as paymasters for the Company under compensation payment sharing agreements. This includes compensation expense and related payroll taxes and benefits which are allocated to the Company for professional staff performing duties related entirely to the Company and those compensation expenses and related payroll taxes and benefits which relate to professional staff who serve more than one entity and whose compensation is therefore allocated to the Company as well as to its affiliates. These compensation expenses are included in compensation and related costs in the Consolidated Statements of Operations.

Income Taxes

Morgan Group Holding Co., which became part of the AC consolidated tax group after the merger on October 31, 2019, would generally not record an income tax provision as it was generally in a loss position for income tax purposes and any deferred tax benefit from net operating losses would be offset with a full valuation allowance.  However, for the years ended December 31, 2019 and 2018, the Company is a member of a tax sharing agreement among members of the AC consolidated tax group and records an income tax provision.  The Company generally settles either the benefit or expense with AC monthly, but not less than annually.  The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements.  Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income tax expense/benefit in the period that includes the enactment date of the change in tax rate.

The Company records net deferred tax assets to the extent the Company believes these assets will more likely than not be realized. A valuation allowance would be recorded to reduce the carrying value of deferred tax assets to the amount that is more likely than not to be realized. In making such a determination of whether a valuation allowance is necessary, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. In the event the Company were to determine that the Company would be more likely than not to realize the Company’s deferred income tax assets in the future in excess of their net recorded amount, the Company would make an adjustment to the previously recorded deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions on the basis of a two-step process: (1) the Company determines whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position; and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is greater than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Company recognizes the accrual of interest on uncertain tax positions and penalties in income tax benefit on the Consolidated Statements of Operations. Accrued interest and penalties on uncertain tax positions are included within accrued expenses and other liabilities on the Consolidated Statements of Financial Condition.

Use of Estimates

The Company’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during that reporting period.  Actual results could differ from those estimates.

Recent Accounting Developments

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which amends the guidance in GAAP for the accounting for leases. ASU 2016-02 requires a lessee to recognize assets and liabilities arising from most operating leases in the Consolidated Statement of Financial Condition.   The Company adopted this ASU effective January 1, 2019 with no material impact on its financial statements.

In June 2016, the FASB issued ASU 2016-13, Accounting for Financial Instruments - Credit Losses (Topic 326) (“ASU 2016-13”), which requires an organization to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Currently, U.S. GAAP requires an “incurred loss” methodology that delays recognition until it is probable a loss has been incurred. Under ASU 2016-13, the allowance for credit losses must be deducted from the amortized cost of the financial asset to present the net amount expected to be collected. The Consolidated Statement of Operations will reflect the measurement of credit losses for newly recognized financial assets as well as the expected increases or decreases of expected credit losses that have taken place during the period. In November 2019, the FASB issued ASU 2019-10, which deferred the effective date of this guidance for smaller reporting companies for three years.  This guidance is effective for the Company on January 1, 2023 and requires a modified retrospective transition method, which will result in a cumulative-effect adjustment in retained earnings upon adoption.  Early adoption is permitted.  The Company is currently assessing the potential impact of this new guidance on the Company’s consolidated financial statements.